Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 54,155	¥ 295,299
Investment securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	1,759	(701)
Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	15,777	89,082
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	759	5,620
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	15,018	83,462
Premises and equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	1,660	8,569
Intangible assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	17,459	4,286
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	0	106,479
Other assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	17,500	87,584
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	7,020	53,138
Other assets | Other
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 10,480	¥ 34,446